Quarterly Holdings Report
for
Fidelity® Intermediate Treasury Bond Index Fund
May 31, 2025
ITB-NPRT1-0725
1.832120.119
U.S. Treasury Obligations - 99.1%
	Yield (%) (a)	Principal Amount (b)	Value ($)
US Treasury Bonds 6.25% 5/15/2030	3.43 to 4.14	17,924,600	19,740,866
US Treasury Notes 0.625% 5/15/2030	0.65 to 3.96	14,326,800	12,186,733
US Treasury Notes 0.625% 8/15/2030	0.85 to 4.05	307,387,300	259,045,846
US Treasury Notes 0.875% 11/15/2030	1.48 to 3.80	303,206,900	256,837,563
US Treasury Notes 1.25% 8/15/2031	1.31 to 4.37	413,931,600	349,578,172
US Treasury Notes 1.375% 11/15/2031	1.44 to 3.52	227,080,400	191,758,752
US Treasury Notes 1.625% 5/15/2031	1.44 to 4.41	173,175,100	150,878,806
US Treasury Notes 1.75% 11/15/2029	3.60 to 4.05	6,036,500	5,508,305
US Treasury Notes 1.875% 2/15/2032	2.33 to 4.08	210,324,000	182,421,135
US Treasury Notes 2.75% 8/15/2032	3.53 to 4.22	194,386,200	177,081,272
US Treasury Notes 2.875% 5/15/2032	2.86 to 4.45	293,900,100	271,030,998
US Treasury Notes 3.375% 5/15/2033	3.96 to 4.41	210,438,300	198,099,711
US Treasury Notes 3.5% 2/15/2033	3.48 to 4.21	247,961,300	236,134,709
US Treasury Notes 3.625% 9/30/2031	3.66	75,250,000	73,195,322
US Treasury Notes 3.75% 6/30/2030	4.48	13,900,000	13,750,140
US Treasury Notes 3.875% 8/15/2033	4.22 to 4.91	228,894,600	222,653,647
US Treasury Notes 3.875% 8/15/2034	3.79 to 4.65	211,550,600	203,763,697
US Treasury Notes 4% 1/31/2031	3.94 to 4.19	173,388,700	172,962,001
US Treasury Notes 4% 2/15/2034	4.19 to 4.69	275,977,800	269,649,715
US Treasury Notes 4% 4/30/2032	3.93 to 4.16	95,100,000	94,163,859
US Treasury Notes 4% 7/31/2030	4.63 to 4.91	91,812,500	91,834,019
US Treasury Notes 4.125% 10/31/2031	4.13 to 4.22	163,850,000	163,837,200
US Treasury Notes 4.125% 11/15/2032	3.64 to 3.87	174,721,100	173,949,871
US Treasury Notes 4.125% 11/30/2031	4.17 to 4.49	25,800,000	25,785,891
US Treasury Notes 4.125% 2/29/2032	4.10 to 4.21	111,350,000	111,158,617
US Treasury Notes 4.125% 3/31/2031	3.96 to 4.39	250,932,400	251,647,949
US Treasury Notes 4.125% 3/31/2032	4.08 to 4.15	117,150,000	116,912,039
US Treasury Notes 4.125% 7/31/2031	3.81 to 3.97	81,383,800	81,487,247
US Treasury Notes 4.125% 8/31/2030	4.33 to 4.47	47,161,700	47,430,669
US Treasury Notes 4.25% 11/15/2034	4.19 to 4.58	298,700,000	295,759,672
US Treasury Notes 4.25% 2/28/2031	4.27	150,471,700	151,970,540
US Treasury Notes 4.25% 5/15/2035	4.39	93,350,000	92,299,813
US Treasury Notes 4.25% 6/30/2031	3.64 to 4.53	61,800,000	62,316,610
US Treasury Notes 4.375% 1/31/2032	4.36 to 4.44	89,900,000	91,065,891
US Treasury Notes 4.375% 11/30/2030	3.87 to 4.32	70,414,700	71,594,696
US Treasury Notes 4.375% 5/15/2034	4.05 to 4.49	269,190,300	269,947,398
US Treasury Notes 4.5% 11/15/2033	3.86 to 4.34	213,072,600	216,252,044
US Treasury Notes 4.5% 12/31/2031	4.49 to 4.55	130,300,000	132,961,989
US Treasury Notes 4.625% 2/15/2035	4.16 to 4.32	228,050,000	232,258,822
US Treasury Notes 4.625% 4/30/2031	4.03 to 4.71	92,942,200	95,607,028
US Treasury Notes 4.625% 5/31/2031	4.13 to 4.51	48,458,100	49,838,020
US Treasury Notes 4.625% 9/30/2030	4.01	10,850,000	11,166,599
US Treasury Notes 4.875% 10/31/2030	4.13 to 4.36	92,327,600	96,118,081
TOTAL U.S. TREASURY OBLIGATIONS (Cost $6,416,263,022)			6,293,641,954

Money Market Funds - 0.6%
	Yield (%)	Shares	Value ($)
Fidelity Cash Central Fund (c) (Cost $36,486,694)	4.32	36,479,398	36,486,694

TOTAL INVESTMENT IN SECURITIES - 99.7% (Cost $6,452,749,716)	6,330,128,648
NET OTHER ASSETS (LIABILITIES) - 0.3%	20,961,011
NET ASSETS - 100.0%	6,351,089,659

Legend

(a)	Yield represents either the annualized yield at the date of purchase, or the stated coupon rate, or, for floating and adjustable rate securities, the rate at period end.
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	Shares, end of period	% ownership, end of period
Fidelity Cash Central Fund	74,183,267	306,751,446	344,448,019	244,316	-	-	36,486,694	36,479,398	0.1%
Fidelity Securities Lending Cash Central Fund	-	310,897,111	310,897,111	3,375	-	-	-	-	0.0%
Total	74,183,267	617,648,557	655,345,130	247,691	-	-	36,486,694

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium income received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. U.S. Treasury Obligations are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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